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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21284

AGIC Convertible & Income Fund

(Registrant Name)

1633 Broadway, New York, NY 10019

(Address of Principal Executive Offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019

(Name and Address of Agent for Service)

212-739-3371

Registrant’s telephone number, including area code:

Date of Fiscal Year End: February 29, 2012

Date of Reporting Period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—47.0%
	Advertising—0.8%
$8,230	Affinion Group, Inc., 11.50%, 10/15/15	$7,201,250

	Aerospace & Defense—0.2%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	1,877,050

	Airlines—0.7%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	6,484,375

	Apparel—0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	701,250

	Auto Manufacturers—0.7%
7,410	Chrysler Group LLC, 8.25%, 6/15/21 (a)(b)(c)	6,422,247

	Chemicals—0.7%
9,005	Momentive Performance Materials, Inc., 11.50%, 12/1/16	6,483,600

	Commercial Services—2.8%
10,945	Cenveo Corp., 10.50%, 8/15/16 (a)(b)	9,303,250
5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,991,875
11,000	National Money Mart Co., 10.375%, 12/15/16	11,742,500

		26,037,625

	Construction & Engineering—1.1%
9,695	MasTec, Inc., 7.625%, 2/1/17	10,143,394

	Consumer Finance—0.4%
5,775	Springleaf Finance Corp., 6.90%, 12/15/17	3,912,563

	Diversified Consumer Services—0.4%
4,105	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,125,525

	Diversified Financial Services—1.5%
10,085	Community Choice Financial, Inc., 10.75%, 5/1/19 (a)(b)	9,958,937
3,995	International Lease Finance Corp., 6.375%, 3/25/13	3,975,025

		13,933,962

	Diversified Telecommunications—1.0%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	9,196,125

	Electric—1.3%
8,705	Edison Mission Energy, 7.00%, 5/15/17	5,505,912
	Texas Competitive Electric Holdings Co. LLC,
750	11.50%, 10/1/20 (a)(b)	626,250
10,800	15.00%, 4/1/21	6,426,000

		12,558,162

	Electronic Equipment, Instruments & Components—1.0%
8,785	Kemet Corp., 10.50%, 5/1/18	9,290,137

	Energy Equipment & Services—1.1%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	10,150,069

	Food & Staples Retailing—1.0%
9,655	Rite Aid Corp., 8.625%, 3/1/15	9,027,425

	Health Care Providers & Services—1.5%
7,125	ExamWorks Group, Inc., 9.00%, 7/15/19 (a)(b)	6,394,687
9,910	Rotech Healthcare, Inc., 10.50%, 3/15/18	7,680,250

		14,074,937

	Healthcare-Services—0.2%
3,280	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	2,246,800

	Home Builders—0.8%
	K Hovnanian Enterprises, Inc.,
7,360	2.00%, 11/1/21 (a)(b)	3,128,000
5,575	10.625%, 10/15/16	4,446,063

		7,574,063

	Hotels, Restaurants & Leisure—1.7%
6,270	DineEquity, Inc., 9.50%, 10/30/18	6,520,800
8,405	MGM Resorts International, 11.375%, 3/1/18	9,098,412

		15,619,212

	Household Durables—0.8%
5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19	3,317,088
3,950	Jarden Corp., 7.50%, 5/1/17	4,206,750

		7,523,838

	Household Products/Wares—0.7%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)(b)	7,001,200

	Internet Software & Services—0.9%
9,060	Earthlink, Inc., 8.875%, 5/15/19	8,607,000

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
	IT Services—0.9%
$2,615	Stream Global Services, Inc., 11.25%, 10/1/14	$2,680,375
	Unisys Corp., (a)(b)
3,085	12.75%, 10/15/14	3,505,331
2,174	14.25%, 9/15/15	2,470,208

		8,655,914

	Leisure Time—1.6%
	NCL Corp. Ltd.,
1,000	9.50%, 11/15/18	1,060,000
9,900	11.75%, 11/15/16	11,484,000
8,855	Travelport LLC, 11.875%, 9/1/16	2,922,150

		15,466,150

	Lodging—1.0%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	9,257,788

	Media—1.6%
6,155	McClatchy Co., 11.50%, 2/15/17	5,739,537
6,750	Media General, Inc., 11.75%, 2/15/17	6,311,250
2,555	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	2,784,950

		14,835,737

	Metals & Mining—0.5%
5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18 (a)(b)	4,617,925

	Miscellaneous Manufacturing—0.8%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	7,561,750

	Oil & Gas—2.4%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	9,321,500
6,915	Milagro Oil & Gas, 10.50%, 5/15/16 (a)(b)	4,944,225
8,425	United Refining Co., 10.50%, 2/28/18	7,982,687

		22,248,412

	Oil & Gas Services—0.0%
219	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	217,905

	Oil, Gas & Consumable Fuels—1.7%
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	9,056,250
6,260	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	6,995,550

		16,051,800

	Paper & Forest Products—0.2%
2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17	2,020,590

	Personal Products—0.1%
780	Revlon Consumer Products Corp., 9.75%, 11/15/15	834,600

	Retail—1.9%
11,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	12,090,316
5,115	Sally Holdings LLC, 10.50%, 11/15/16	5,396,376

		17,486,692

	Semiconductors & Semiconductor Equipment—1.5%
4,075	Advanced Micro Devices, Inc., 8.125%, 12/15/17	4,166,688
	Freescale Semiconductor, Inc.,
5,035	10.125%, 3/15/18 (a)(b)	5,362,275
4,345	10.75%, 8/1/20	4,475,350

		14,004,313

	Software—1.1%
	First Data Corp.,
8,440	9.875%, 9/24/15	7,701,500
2,850	12.625%, 1/15/21 (a)(b)	2,365,500

		10,067,000

	Specialty Retail—0.4%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,931,200

	Telecommunications—5.7%
5,845	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	6,108,025
9,115	ITC Deltacom, Inc., 10.50%, 4/1/16	9,445,419
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	7,274,700
5,090	NII Capital Corp., 8.875%, 12/15/19	5,420,850
10,480	West Corp., 11.00%, 10/15/16	11,095,700
13,585	WireCo WorldGroup, 9.75%, 5/15/17 (a)(b)	13,924,625

		53,269,319

	Textiles, Apparel & Luxury Goods—0.8%
1,000	Liz Claiborne, Inc., 10.50%, 4/15/19 (a)(b)	1,065,000
5,965	Oxford Industries, Inc., 11.375%, 7/15/15	6,561,500

		7,626,500

	Trading Companies & Distributors—0.3%
2,355	Aircastle Ltd., 9.75%, 8/1/18	2,472,750

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
	Transportation—2.4%
$9,825	Quality Distribution LLC, 9.875%, 11/1/18	$9,898,687
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	8,997,450
8,570	Western Express, Inc., 12.50%, 4/15/15 (a)(b)	3,213,750

		22,109,887

	Wireless Telecommunication Services—0.7%
6,050	Crown Castle International Corp., 9.00%, 1/15/15	6,609,625

	Total Corporate Bonds & Notes (cost-$470,346,101)	439,537,666

Shares
CONVERTIBLE PREFERRED STOCK—28.4%
	Airlines—0.9%
313,435	Continental Airlines Finance Trust II, 6.00%, 11/15/30	8,658,642

	Auto Components—1.2%
226,835	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	10,976,546

	Automobiles—0.9%
238,015	General Motors Co., 4.75%, 12/1/13, Ser. B	8,125,832

	Capital Markets—2.0%
177,590	AMG Capital Trust I, 5.10%, 4/15/36	8,006,467
168,220	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.) (d)	10,989,140

		18,995,607

	Commercial Banks—2.4%
81,250	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	11,543,188
10,160	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	10,708,640

		22,251,828

	Commercial Services & Supplies—0.7%
150,256	United Rentals, Inc., 6.50%, 8/1/28	6,977,513

	Diversified Financial Services—2.9%
15,075	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	11,682,974
65,270	Citigroup, Inc., 7.50%, 12/15/12	5,498,998
189,635	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	9,769,995

		26,951,967

	Electric Utilities—2.4%
	NextEra Energy, Inc.,
25,000	7.00%, 9/1/13	1,315,000
183,475	8.375%, 6/1/12	9,265,487
207,365	PPL Corp., 9.50%, 7/1/13	11,828,100

		22,408,587

	Food Products—1.0%
101,190	Bunge Ltd., 4.875%, 12/1/11 (e)	9,853,376

	Health Care Providers & Services—1.1%
11,340	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	9,925,335

	Household Durables—2.2%
259,380	Newell Financial Trust I, 5.25%, 12/1/27	11,120,918
83,445	Stanley Black & Decker, Inc., 4.75%, 11/17/15	9,524,412

		20,645,330

	Insurance—1.4%
78,565	Assured Guaranty Ltd., 8.50%, 6/1/12	3,226,665
161,660	MetLife, Inc., 5.00%, 9/11/13	9,827,311

		13,053,976

	IT Services—0.5%
64,885	Unisys Corp., 6.25%, 3/1/14	4,504,317

	Multi-Utilities—1.3%
239,645	AES Trust III, 6.75%, 10/15/29	11,764,173

	Oil, Gas & Consumable Fuels—2.2%
157,125	Apache Corp., 6.00%, 8/1/13	8,937,270
36,250	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(e)	1,409,219
119,250	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	10,180,968

		20,527,457

	Professional Services—1.0%
170,790	Nielsen Holdings NV, 6.25%, 2/1/13	9,799,930

	Real Estate Investment Trust—3.2%
439,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	10,328,553
434,200	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	9,270,170
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	10,204,452

		29,803,175

	Road & Rail—1.1%
1,096,595	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	10,421,820

	Total Convertible Preferred Stock (cost-$276,393,708)	265,645,411

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—23.2%
	Aerospace & Defense—1.0%
$10,460	GenCorp, Inc., 4.063%, 12/31/39	$9,623,200

	Capital Markets—1.5%
10,755	Ares Capital Corp., 5.75%, 2/1/16 (a)(b)	10,217,250
4,055	BGC Partners, Inc., 4.50%, 7/15/16 (a)(b)	3,679,913

		13,897,163

	Diversified Telecommunication Services—1.0%
7,410	Level 3 Communications, Inc., 15.00%, 1/15/13	9,123,562

	Electrical Equipment—1.8%
10,060	EnerSys, 3.375%, 6/1/38 (f)	9,971,975
9,675	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	6,627,375

		16,599,350

	Electronic Equipment, Instruments & Components—0.9%
7,055	Anixter International, Inc., 1.00%, 2/15/13	8,148,525

	Health Care Equipment & Supplies—0.7%
2,785	Alere, Inc., 3.00%, 5/15/16	2,624,863
4,885	NuVasive, Inc., 2.75%, 7/1/17	3,572,156

		6,197,019

	Hotels, Restaurants & Leisure—1.6%
9,075	MGM Resorts International, 4.25%, 4/15/15	8,439,750
8,630	Morgans Hotel Group Co., 2.375%, 10/15/14	7,055,025

		15,494,775

	Internet Software & Services—1.1%
2,620	Digital River, Inc., 2.00%, 11/1/30 (a)(b)	2,154,950
7,670	Equinix, Inc., 2.50%, 4/15/12	7,928,862

		10,083,812

	IT Services—1.0%
6,725	Alliance Data Systems Corp., 1.75%, 8/1/13	9,179,625

	Machinery—2.7%
3,400	AGCO Corp., 1.25%, 12/15/36	4,386,000
12,875	Greenbrier Cos, Inc., 3.50%, 4/1/18 (a)(b)(c)	12,046,172
12,480	Meritor, Inc., 4.625%, 3/1/26 (f)	9,344,400

		25,776,572

	Media—2.0%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	7,667,000
	Liberty Media LLC,
8,080	3.125%, 3/30/23	8,867,800
4,400	3.50%, 1/15/31	2,431,000

		18,965,800

	Metals & Mining—0.6%
4,910	Steel Dynamics, Inc., 5.125%, 6/15/14	5,339,625

	Oil, Gas & Consumable Fuels—1.1%
6,350	Peabody Energy Corp., 4.75%, 12/15/41	6,675,438
3,685	Petroleum Development Corp., 3.25%, 5/15/16 (a)(b)	3,850,825

		10,526,263

	Pharmaceuticals—0.7%
6,920	Mylan, Inc., 1.25%, 3/15/12	6,954,600

	Real Estate Investment Trust—1.8%
8,150	Boston Properties LP, 3.75%, 5/15/36	9,260,437
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	7,452,000

		16,712,437

	Semiconductors & Semiconductor Equipment—2.5%
15,580	Advanced Micro Devices, Inc., 5.75%, 8/15/12	15,755,275
9,920	SunPower Corp., 4.75%, 4/15/14	7,415,200

		23,170,475
	Software—1.0%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	8,971,944

	Thrifts & Mortgage Finance—0.2%
4,025	MGIC Investment Corp., 5.00%, 5/1/17	2,153,375

	Total Convertible Bonds & Notes (cost-$201,363,321)	216,918,122

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
YANKEE BOND—0.3%
	Marine—0.3%
$4,805	DryShips, Inc., 5.00%, 12/1/14 (cost-$4,987,257)	$3,249,381

SHORT-TERM INVESTMENT—1.1%
	Time Deposit—1.1%
10,365	Citibank-London, 0.03%, 12/1/11 (cost-$10,364,548)	10,364,548

	Total Investments (cost-$963,454,935)(g)—100.0%	$935,715,128

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value ("NAV") is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale may not have a readily available market. Securities with an aggregate market value of $142,982,864, representing 15.3% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Fair-Valued—Securities with an aggregate value of $18,468,419, representing 2.0% of total investments.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Perpetual maturity. The date shown is the next call date.

(f)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(g)	At November 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $965,263,610. Gross unrealized appreciation was $57,462,426, gross unrealized depreciation was $87,010,908 and net unrealized depreciation was $29,548,482. The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

Glossary:

REIT — Real Estate Investment Trust

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar
investments,	interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in
determining	the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund's policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2011 in valuing the Fund’s assets and liabilities is listed below (Refer to Schedule of Investments for detailed information on Investments in Securities):

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 11/30/11
Investments in Securities—Assets
Corporate Bonds & Notes:
Auto Manufacturers	—	—	$6,422,247	$6,422,247
All Other	—	$433,115,419	—	433,115,419
Convertible Preferred Stock:
Airlines	—	8,658,642	—	8,658,642
Capital Markets	—	18,995,607	—	18,995,607
Commercial Banks	$10,708,640	11,543,188	—	22,251,828
Commercial Services & Supplies	–	6,977,513	—	6,977,513
Diversified Financial Services	17,181,972	9,769,995	—	26,951,967
Health Care Providers & Services	–	9,925,335	—	9,925,335
Household Durables	9,524,412	11,120,918	—	20,645,330
Insurance	9,827,311	3,226,665	—	13,053,976
Oil, Gas & Consumable Fuels	8,937,270	11,590,187	—	20,527,457
Professional Services	—	9,799,930	—	9,799,930
Road & Rail	—	10,421,820	—	10,421,820
All Other	97,436,006	—	—	97,436,006
Convertible Bonds & Notes:
Machinery	—	13,730,400	12,046,172	25,776,572
All Other	—	191,141,550	—	191,141,550
Yankee Bond	—	3,249,381	—	3,249,381
Short-Term Investment	—	10,364,548	—	10,364,548

Total Investments in Securities—Assets	$153,615,611	$763,631,098	$18,468,419	$935,715,128

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2011, was as follows:

	Beginning Balance 2/28/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 11/30/11
Investments in Securities—Assets
Corporate Bonds & Notes:
Auto Manufacturers	—	$6,344,100	—	$17,779	—	$60,368	—	—	$6,422,247
Hotels, Restaurants & Leisure	$2,575,929	—	$(2,069,091)	—	$(1,298,981)	792,143	—	—	—
Convertible Preferred Stock:
Capital Markets	4,759,862	—	(8,414,747)	—	(33,912,502)	37,567,387	—	—	—
Convertible Bonds & Notes:
Machinery	—	11,205,205		69,238	—	771,729	—	—	12,046,172

Total Investments	$7,335,791	$17,549,305	$(10,483,838)	$87,017	$(35,211,483)	$39,191,627	—	—	$18,468,419

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at November 30, 2011 was $832,097.

* There were no transfers into and out of Level 3 during the nine months ended November 30, 2011.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 27 , 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 27 , 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 27 , 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 27 , 2012